Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation

10. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Share options	133,612	909,446	2,014,692
Non-vested restricted shares	783,000	1,310,721	142,018

Total share-based compensation	916,612	2,220,167	2,156,710

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $3.98, $5.62 and $12.09 per share, respectively. There were nil, nil and 66,961 options exercised during the years ended December 31, 2009, 2010 and 2011, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

	2009	2010	2011
Average risk-free rate of return	4.14%	2.63%	2.52%
Weighted average expected option life	6 years	6 years	6 years
Estimated volatility	45.1%	49.6%	49.7%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during 2011:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2011	1,078,600	8.15
Granted	406,200	20.36
Exercised	(66,961)	4.19
Forfeited	(64,780)	13.36

Outstanding as of December 31, 2011	1,353,059	11.81	8.6 years	5,363,441

Vested and expected to vest as of December 31, 2011	1,246,711	11.55	8.6 years	5,131,110

Exercisable as of December 31, 2011	349,919	6.48	7.9 years	2,403,122

As of December 31, 2011, there was $8,129,743 of total unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted-average period of 2.53 years.

Non-vested Restricted Shares:

On September 3, 2007, concurrent with the issuance of Series A Shares, four of the Founders, who are also key members of Group management, entered into an arrangement whereby all of their 10,800,000 ordinary shares became subject to transfer restrictions. In addition, such shares were subject to repurchase by the Company or, in certain circumstances, the holders of Series A Shares, upon voluntary or involuntary termination of employment by those Founders (the “Repurchase Right”). The Repurchase Right terminated over the four years, commencing September 3, 2007 in the following manner: (i) 25% on the first anniversary of Series A offering; (ii) for the remaining 75%, in 36 equal monthly installments thereafter. The repurchase price was the par value of the ordinary shares. Those Founders retained the voting rights of such non-vested restricted shares and any additional securities or cash received as the result of ownership of such shares, such as a share dividend, became subject to restriction in the same manner. This arrangement was accounted for as a reverse stock split followed by the grant of a restricted stock award under a performance-based plan. Accordingly, the Group measured the fair value of the non-vested restricted shares as of September 3, 2007 and was recognizing the amount as compensation expense over the four year deemed service period using a graded vesting attribution model for each separately vesting portion of the non-vested restricted shares. In June 2010, the Repurchase Right was removed and the unrecognized share-based compensation of $919,221 was immediately recognized as an expense in the consolidated statements of operations.

On October 18, 2010, the Group granted 150,000 restricted shares to one executive officer to replace options previously granted under the 2008 Plan. The purchase price of the restricted shares of $5.58 per share is payable at the time of vesting, which was also the exercise price of the options that were replaced. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. As a result, the Group is accounting for the restricted shares as options. The modification did not result in any incremental compensation expense.

A summary of non-vested restricted share activity during the year ended December 31, 2011 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2011	150,000	3.95
Vested	(65,625)	3.95

Non-vested as of December 31, 2011	84,375	3.95

The total fair value of non-vested restricted shares vested in 2009, 2010 and 2011 was $783,000, $1,370,250 and $259,219, respectively.

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. As of December 31, 2011, there was $333,281 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.58 years.

The process used to estimate the fair value of the Company’s ordinary shares is described in Note 9.